Note 27 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Note 27 - Subsequent Events (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
December 31, 2015	$443
December 31, 2016	450
December 31, 2017	457
December 31, 2018	464
December 31, 2019	471
Thereafter	949
$3,234

Subsequent Event [Member]
Note 27 - Subsequent Events (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
December 31, 2015	$271
December 31, 2016	250
December 31, 2017	250
December 31, 2018	437
December 31, 2019	443
Thereafter	895
$2,546